Administrative expenses	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Administrative expenses
33	Administrative expenses

Administrative expenses are analysed as follows:

	2018	2017
Salaries	20,023	19,364
Consultancy	4,076	4,089
Travel expenses	2,712	3,210
Non deductibles and indirect taxes	2,022	2,331
Depreciation and amortization	1,301	1,668
Mail & Phone	675	745
Directors and auditors—fees	801	734
Cars cost	487	507
Printing & Stationery	457	500
Electronic data processing	96	118
Other	2,694	2,839

	35,344	36,105